Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
August 25, 2006
July 31, 2006
July 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Summary

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Determination Date 18-Aug-06 Accrual Periods: Begin End
Record Date - X, P, R, C 31-Jul-06 Libor Certificates 7/25/2006 8/24/2006
Record Date - others 24-Aug-06 Others 7/1/2006 7/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1A1 5.46500% $375,750,000.00 $375,750,000.00 $2,747,227.54 $1,768,269.06 $4,515,496.60 0.00 $0.00 $373,002,772.46
1-A1A2 5.50500% $76,947,000.00 $76,947,000.00 $0.00 $364,760.84 $364,760.84 0.00 $0.00 $76,947,000.00
1-A1B 5.50500% $50,300,000.00 $50,300,000.00 $305,249.53 $238,442.96 $543,692.49 0.00 $0.00 $49,994,750.47
1-A2A1 5.53500% $180,000,000.00 $180,000,000.00 $0.00 $857,925.00 $857,925.00 0.00 $0.00 $180,000,000.00
1-A2A2 5.54500% $28,783,000.00 $28,783,000.00 $0.00 $137,434.83 $137,434.83 0.00 $0.00 $28,783,000.00
1-A2B 5.59500% $23,198,000.00 $23,198,000.00 $0.00 $111,766.03 $111,766.03 0.00 $0.00 $23,198,000.00
1-A3A1A 5.58500% $200,000,000.00 $200,000,000.00 $0.00 $961,861.11 $961,861.11 0.00 $0.00 $200,000,000.00
1-A3A1B 5.65500% $22,223,000.00 $22,223,000.00 $0.00 $108,216.75 $108,216.75 0.00 $0.00 $22,223,000.00
1-A3A2A 5.58500% $178,869,000.00 $178,869,000.00 $0.00 $860,235.68 $860,235.68 0.00 $0.00 $178,869,000.00
1-A3A2B 5.65500% $76,658,000.00 $76,658,000.00 $0.00 $373,292.52 $373,292.52 0.00 $0.00 $76,658,000.00
1-A4A 5.70500% $22,275,000.00 $22,275,000.00 $0.00 $109,429.03 $109,429.03 0.00 $0.00 $22,275,000.00
1-A4B 5.75500% $2,475,000.00 $2,475,000.00 $0.00 $12,265.34 $12,265.34 0.00 $0.00 $2,475,000.00
2-A1A 4.70203% $419,278,000.00 $419,278,000.00 $1,497,142.39 $2,007,409.89 $3,504,552.28 0.00 $0.00 $417,780,857.61
2-A1B 4.70203% $46,586,000.00 $46,586,000.00 $166,347.57 $226,854.41 $393,201.98 0.00 $0.00 $46,419,652.43
M1 5.77500% $29,768,000.00 $29,768,000.00 $0.00 $148,033.78 $148,033.78 0.00 $0.00 $29,768,000.00
M2 5.78732% $33,490,000.00 $33,490,000.00 $0.00 $167,408.14 $167,408.14 0.00 $0.00 $33,490,000.00
M3 5.78732% $11,163,000.00 $11,163,000.00 $0.00 $56,089.42 $56,089.42 0.00 $0.00 $11,163,000.00
M4 5.78732% $15,814,000.00 $15,814,000.00 $0.00 $80,820.52 $80,820.52 0.00 $0.00 $15,814,000.00
M5 5.78732% $11,163,000.00 $11,163,000.00 $0.00 $57,531.31 $57,531.31 0.00 $0.00 $11,163,000.00
M6 5.78732% $9,302,000.00 $9,302,000.00 $0.00 $48,580.99 $48,580.99 0.00 $0.00 $9,302,000.00
M7 5.78732% $11,163,000.00 $11,163,000.00 $0.00 $63,298.86 $63,298.86 0.00 $0.00 $11,163,000.00
M8 5.78732% $9,302,000.00 $9,302,000.00 $0.00 $57,151.75 $57,151.75 0.00 $0.00 $9,302,000.00
M9 5.78732% $12,093,000.00 $12,093,000.00 $0.00 $74,299.73 $74,299.73 0.00 $0.00 $12,093,000.00
X N/A $13,959,409.60 $13,959,409.60 $0.00 $103,381.05 $103,381.05 N/A N/A $14,727,783.66
P N/A $0.00 $0.00 $0.00 $92,043.15 $92,043.15 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,860,559,409.60 $1,860,559,409.60 $4,715,967.03 $9,086,802.15 $13,802,769.18 $0.00 $0.00 $1,856,611,816.63
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1A1 525226AA4 $1,000.00000000 $7.31131747 $4.70597222 $0.00000000 $992.68868253 LIBOR 5.38500%
1-A1A2 525226AB2 $1,000.00000000 $0.00000000 $4.74041665 $0.00000000 $1,000.00000000 SWAP LIBOR
1-A1B 525226AC0 $1,000.00000000 $6.06857913 $4.74041670 $0.00000000 $993.93142087
1-A2A1 525226AD8 $1,000.00000000 $0.00000000 $4.76625000 $0.00000000 $1,000.00000000
1-A2A2 525226AE8 $1,000.00000000 $0.00000000 $4.77486120 $0.00000000 $1,000.00000000
1-A2B 525226AF3 $1,000.00000000 $0.00000000 $4.81791663 $0.00000000 $1,000.00000000
1-A3A1A 525226AG1 $1,000.00000000 $0.00000000 $4.80930555 $0.00000000 $1,000.00000000
1-A3A1B 525226AH9 $1,000.00000000 $0.00000000 $4.86958331 $0.00000000 $1,000.00000000
1-A3A2A 525226AJ5 $1,000.00000000 $0.00000000 $4.80930558 $0.00000000 $1,000.00000000
1-A3A2B 525226AK2 $1,000.00000000 $0.00000000 $4.86958334 $0.00000000 $1,000.00000000
1-A4A 525226AL0 $1,000.00000000 $0.00000000 $4.91263883 $0.00000000 $1,000.00000000
1-A4B 525226AM8 $1,000.00000000 $0.00000000 $4.95569293 $0.00000000 $1,000.00000000
2-A1A 525226AN6 $1,000.00000000 $3.57076305 $4.78777778 $0.00000000 $996.42923695
2-A1B 525226AP1 $1,000.00000000 $3.57076310 $4.86958335 $0.00000000 $996.42923690
M1 525226AQ9 $1,000.00000000 $0.00000000 $4.97291655 $0.00000000 $1,000.00000000
M2 525226AR7 $1,000.00000000 $0.00000000 $4.99875007 $0.00000000 $1,000.00000000
M3 525226AS5 $1,000.00000000 $0.00000000 $5.02458300 $0.00000000 $1,000.00000000
M4 525226AT3 $1,000.00000000 $0.00000000 $5.11069432 $0.00000000 $1,000.00000000
M5 525226AU0 $1,000.00000000 $0.00000000 $5.15374989 $0.00000000 $1,000.00000000
M6 525226AV8 $1,000.00000000 $0.00000000 $5.22263922 $0.00000000 $1,000.00000000
M7 525226AW6 $1,000.00000000 $0.00000000 $5.67041655 $0.00000000 $1,000.00000000
M8 525226AX4 $1,000.00000000 $0.00000000 $6.14402817 $0.00000000 $1,000.00000000
M9 525226AY2 $1,000.00000000 $0.00000000 $6.14402795 $0.00000000 $1,000.00000000

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1A1 5.46500% $1,768,269.06 $0.00 $0.00 $0.00 $0.00 $0.00 $1,768,269.06 $0.00
1-A1A2 5.50500% $364,760.84 $0.00 $0.00 $0.00 $0.00 $0.00 $364,760.84 $0.00
1-A1B 5.50500% $238,442.96 $0.00 $0.00 $0.00 $0.00 $0.00 $238,442.96 $0.00
1-A2A1 5.53500% $857,925.00 $0.00 $0.00 $0.00 $0.00 $0.00 $857,925.00 $0.00
1-A2A2 5.54500% $137,434.83 $0.00 $0.00 $0.00 $0.00 $0.00 $137,434.83 $0.00
1-A2B 5.59500% $111,766.03 $0.00 $0.00 $0.00 $0.00 $0.00 $111,766.03 $0.00
1-A3A1A 5.58500% $961,861.11 $0.00 $0.00 $0.00 $0.00 $0.00 $961,861.11 $0.00
1-A3A1B 5.65500% $108,216.75 $0.00 $0.00 $0.00 $0.00 $0.00 $108,216.75 $0.00
1-A3A2A 5.58500% $860,235.68 $0.00 $0.00 $0.00 $0.00 $0.00 $860,235.68 $0.00
1-A3A2B 5.65500% $373,292.52 $0.00 $0.00 $0.00 $0.00 $0.00 $373,292.52 $0.00
1-A4A 5.70500% $109,429.03 $0.00 $0.00 $0.00 $0.00 $0.00 $109,429.03 $0.00
1-A4B 5.75500% $12,265.34 $0.00 $0.00 $0.00 $0.00 $0.00 $12,265.34 $0.00
2-A1A 5.56000% $1,697,644.21 $0.00 $309,765.68 $309,765.68 $0.00 $0.00 $2,007,409.89 $0.00
2-A1B 5.65500% $188,625.34 $0.00 $38,229.07 $38,229.07 $0.00 $0.00 $226,854.41 $0.00
M1 5.77500% $148,033.78 $0.00 $0.00 $0.00 $0.00 $0.00 $148,033.78 $0.00
M2 5.80500% $166,898.24 $0.00 $509.90 $509.90 $0.00 $0.00 $167,408.14 $0.00
M3 5.83500% $55,631.09 $0.00 $458.33 $458.33 $0.00 $0.00 $56,089.42 $0.00
M4 5.93500% $78,809.46 $0.00 $2,011.06 $2,011.06 $0.00 $0.00 $80,820.52 $0.00
M5 5.98500% $55,631.09 $0.00 $1,900.22 $1,900.22 $0.00 $0.00 $57,531.31 $0.00
M6 6.06500% $46,356.75 $0.00 $2,224.24 $2,224.24 $0.00 $0.00 $48,580.99 $0.00
M7 6.58500% $55,631.09 $0.00 $7,667.77 $7,667.77 $0.00 $0.00 $63,298.86 $0.00
M8 7.13500% $46,356.75 $0.00 $10,795.00 $10,795.00 $0.00 $0.00 $57,151.75 $0.00
M9 7.13500% $60,265.77 $0.00 $14,033.96 $14,033.96 $0.00 $0.00 $74,299.73 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A1A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A1B $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1A $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2A $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A4A $0.00 $0.00 $0.00 $0.00 $0.00
1-A4B $0.00 $0.00 $0.00 $0.00 $0.00
2-A1A $0.00 $0.00 $0.00 $0.00 $0.00
2-A1B $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 40,000.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 13,311,792.90
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 40,000.00 Net Funds from Basis Risk account 0.00
Net Funds from Supplemental Interest Account 0.00
Net Payments to Trust from Swap Counterparty 490,976.28
Basis Risk Account:
13,802,769.18
Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00 Distributions (B):
Deposit : Required Amount from waterfall 0.00 Total interest distributed 9,086,802.15
Withdrawal: to cover Basis Risk shortfalls 0.00 Total principal distributed 4,715,967.03
Withdrawal: to X when Libor certs reduced to zero 0.00 Net Deposits to Basis Risk account 0.00
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 0.00
13,802,769.18
(A) - (B): (0.00)
Miscellaneous:
Group1
Group2
Total
Supplemental Interest Trust:
Cumulative Recoveries 0.00 0.00 0.00 Begininning Balance 1,000.00
Deposit: Investment Income 0.00
A) Advances required to be made by Servicer 1,905,284.04 638,061.54 2,543,345.58 Deposit: Net Counterparty Payment 490,976.28
B) Advances actually made by Servicer 1,905,284.04 638,061.54 2,543,345.58 Deposit: Counterparty Termination Payment 0.00
C) Excess of A over B 0.00 0.00 0.00 Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Cumulative Payments to following bonds: Withdrawal : to pay interest on certificates 0.00
Class C 0.00 Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Class X 103,381.05 Withdrawal : to pay Deferred Amounts 0.00
Class R 0.00 Withdrawal : to pay Basis Risk Shortfalls 387,595.23
Withdrawal : to X, remaining amounts 103,381.05
Interest Remittance Amount 9,272,156.78 Ending Balance 1,000.00
Principal Remittance Amount 3,947,592.97
Principal Distribution Amount 3,947,592.97 Fixed:
Funds Shortfall 0.00 Swap Payment made by the swap provider to the trust 2,336,047.97
Swap Payment made by the trust to the swap provider 2,329,540.87
Class 1-A2A1 Cap Payment 0.00
Class 1-A3A1A Cap Payment 0.00
MTA:
Swap Payment made by the swap provider to the trust
6,218,751.45
Swap Payment made by the trust to the swap provider 5,734,282.27
ACCOUNT ACTIVITY

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Aug-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 14,727,783.66
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 16,745,034.69
B) Ending Collateral Balance 1,856,611,816.63 Ending Overcollateralization deficiency amount 2,017,251.03
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.761%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,860,559,409.60 Excess available interest (A): 768,374.06
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until August 2009) 100.000% 1) as additional principal to certificates 768,374.06
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 0.00
For Distribution Dates prior to August 2012, 32.60% (B): 768,374.06
For Distribution Dates on or after August 2012, 40.70%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.468%
Senior Enhancement Percentage for purposes of Stepdown 8.468%
The later to occur of:
(x) the Distribution Date in August 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in August 2012, 21.5%
(ii) on or after the Distribution Date in August 2012, 17.2%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,860,559,409.60
7,737,005.20
3,789,412.23
0.00
1,856,611,816.63
856,185.31
5,763,998.30
509,319.96
0.00
607,501.63
7,737,005.20
9,837,438.20
565,281.42
3,789,412.23
0.00
0.00
0.00
0.00
5,482,744.55
92,043.15
0.00
13,311,792.90
5,400
5,382
0.9978774910
6.34483%
5.98024%
9.24792%
0.00
3,191
1,193,628,302.54
0.00
0.00
0.00
3,253,593.72
11
1
0.00
0.00
555,753.75
9,527.67
0.00
0.00
0.00
0.00
1,351,695,487.50
5,417,904.75
2,923,651.45
0.00
1,349,201,234.20
432,303.94
4,016,558.54
361,540.64
0.00
607,501.63
5,417,904.75
7,615,481.68
403,699.57
2,923,651.45
0.00
0.00
0.00
0.00
4,288,130.66
56,826.98
0.00
9,762,862.39
3,462
3,451
0.9981540000
6.76083%
6.40243%
9.10509%
0.00
2,155
916,097,686.37
0.00
0.00
0.00
2,187,500.61
7
1
0.00
0.00
396,733.09
6,966.48
0.00
0.00
0.00
0.00
508,863,922.10
2,319,100.45
865,760.78
0.00
507,410,582.43
423,881.37
1,747,439.76
147,779.32
0.00
0.00
2,319,100.45
2,221,956.52
161,581.85
865,760.78
0.00
0.00
0.00
0.00
1,194,613.89
35,216.17
0.00
3,548,930.51
1,938
1,931
0.9971430000
5.23980%
4.85876%
9.62729%
0.00
1,036
277,530,616.17
0.00
0.00
0.00
1,066,093.11
4
0
0.00
0.00
159,020.66
2,561.19
0.00
0.00
0.00
0.00

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
191 15,159,856.68 0.82% 153 12,048,359.21 0.89% 38 3,111,497.47 0.61%
100K to 199.99K
1,111 172,145,974.11 9.27% 617 93,346,752.18 6.92% 494 78,799,221.93 15.53%
200K to 299.99K
1,357 336,426,320.89 18.12% 641 158,193,775.58 11.72% 716 178,232,545.31 35.13%
300K to 399.99K
1,108 386,528,657.05 20.82% 528 184,415,415.97 13.67% 580 202,113,241.08 39.83%
400K to 499.99K
708 318,286,378.55 17.14% 618 280,035,436.98 20.76% 90 38,250,941.57 7.54%
500K to 599.99K
405 220,377,209.94 11.87% 392 213,474,074.87 15.82% 13 6,903,135.07 1.36%
600K to 699.99K
234 149,906,709.16 8.07% 234 149,906,709.16 11.11% 0 0.00 0.00%
700K to 799.99K
87 64,866,882.82 3.49% 87 64,866,882.82 4.81% 0 0.00 0.00%
800K to 899.99K
56 47,385,986.91 2.55% 56 47,385,986.91 3.51% 0 0.00 0.00%
900K to 999.99K
57 54,673,905.23 2.94% 57 54,673,905.23 4.05% 0 0.00 0.00%
1000K to 1099.99K
20 20,349,698.36 1.10% 20 20,349,698.36 1.51% 0 0.00 0.00%
1100K to 1199.99K
8 9,131,991.36 0.49% 8 9,131,991.36 0.68% 0 0.00 0.00%
1200K to 1299.99K
8 9,875,820.85 0.53% 8 9,875,820.85 0.73% 0 0.00 0.00%
1300K to 1399.99K
6 8,196,417.12 0.44% 6 8,196,417.12 0.61% 0 0.00 0.00%
1400K to 1499.99K
8 11,551,969.91 0.62% 8 11,551,969.91 0.86% 0 0.00 0.00%
1500K to 1599.99K
8 12,063,382.97 0.65% 8 12,063,382.97 0.89% 0 0.00 0.00%
1600K to 1699.99K
2 3,338,033.87 0.18% 2 3,338,033.87 0.25% 0 0.00 0.00%
1700K to 1799.99K
1 1,764,696.62 0.10% 1 1,764,696.62 0.13% 0 0.00 0.00%
1800K to 1899.99K
4 7,346,467.15 0.40% 4 7,346,467.15 0.54% 0 0.00 0.00%
2000K to 2099.99K
1 2,009,069.15 0.11% 1 2,009,069.15 0.15% 0 0.00 0.00%
2400K to 2499.99K
1 2,450,000.00 0.13% 1 2,450,000.00 0.18% 0 0.00 0.00%
2700K to 2799.99K
1 2,776,387.93 0.15% 1 2,776,387.93 0.21% 0 0.00 0.00%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Remaining Principal Balance
Balance

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
320.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 2000K to 2099.99K 2400K to 2499.99K 2700K to 2799.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.49%
113 32,584,107.78 1.76% 28 13,079,844.53 0.97% 85 19,504,263.25 3.84%
1.50% - 1.99%
532 183,238,154.28 9.87% 215 99,177,681.85 7.35% 317 84,060,472.43 16.57%
2.00% - 2.49%
338 102,656,100.52 5.53% 83 37,914,264.70 2.81% 255 64,741,835.82 12.76%
2.50% - 2.99%
232 75,629,633.43 4.07% 62 31,087,983.93 2.30% 170 44,541,649.50 8.78%
3.00% - 3.49%
71 18,879,794.59 1.02% 15 6,112,253.99 0.45% 56 12,767,540.60 2.52%
3.50% - 3.99%
16 4,051,367.58 0.22% 0 0.00 0.00% 16 4,051,367.58 0.80%
4.00% - 4.49%
1 212,837.08 0.01% 0 0.00 0.00% 1 212,837.08 0.04%
5.00% - 5.49%
6 3,620,308.60 0.19% 6 3,620,308.60 0.27% 0 0.00 0.00%
5.50% - 5.99%
4 966,999.97 0.05% 4 966,999.97 0.07% 0 0.00 0.00%
6.00% - 6.49%
15 6,368,924.35 0.34% 15 6,368,924.35 0.47% 0 0.00 0.00%
6.50% - 6.99%
380 133,333,848.45 7.18% 347 124,064,188.27 9.20% 33 9,269,660.18 1.83%
7.00% - 7.49%
1,242 420,121,287.21 22.63% 1,042 365,666,593.66 27.10% 200 54,454,693.55 10.73%
7.50% - 7.99%
1,690 595,508,247.95 32.08% 1,203 465,921,688.11 34.53% 487 129,586,559.84 25.54%
8.00% - 8.49%
485 189,482,387.63 10.21% 311 142,366,449.32 10.55% 174 47,115,938.31 9.29%
8.50% - 8.99%
249 87,608,536.97 4.72% 114 50,952,443.91 3.78% 135 36,656,093.06 7.22%
9.00% - 9.49%
5 1,583,081.13 0.09% 4 1,374,352.35 0.10% 1 208,728.78 0.04%
9.50% - 9.99%
3 766,199.11 0.04% 2 527,256.66 0.04% 1 238,942.45 0.05%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.76%
Group 2 Weighted Average Rate: 5.24%

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2 866,429.49 0.05% 2 866,429.49 0.08% 0 0.00 0.00%
1.00% - 1.99%
9 3,292,796.52 0.20% 9 3,292,796.52 0.30% 0 0.00 0.00%
2.00% - 2.99%
665 283,402,470.20 17.59% 462 229,330,549.35 20.78% 203 54,071,920.85 10.66%
3.00% - 3.99%
3,308 1,141,750,556.84 70.88% 1,809 751,057,297.97 68.06% 1,499 390,693,258.87 77.00%
4.00% - 4.99%
492 180,780,408.06 11.22% 264 118,373,947.80 10.73% 228 62,406,460.26 12.30%
5.00% - 5.99%
3 787,636.69 0.05% 2 548,694.24 0.05% 1 238,942.45 0.05%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.35%
Group 2 Weighted Average Margin: 3.46%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2 866,429.49 0.05% 2 866,429.49 0.08% 0 0.00 0.00%
1.00% - 1.99%
9 3,292,796.52 0.20% 9 3,292,796.52 0.30% 0 0.00 0.00%
2.00% - 2.99%
665 283,402,470.20 17.59% 462 229,330,549.35 20.78% 203 54,071,920.85 10.66%
3.00% - 3.99%
3,308 1,141,750,556.84 70.88% 1,809 751,057,297.97 68.06% 1,499 390,693,258.87 77.00%
4.00% - 4.99%
492 180,780,408.06 11.22% 264 118,373,947.80 10.73% 228 62,406,460.26 12.30%
5.00% - 5.99%
3 787,636.69 0.05% 2 548,694.24 0.05% 1 238,942.45 0.05%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.35%
Group 2 Weighted Average Lifetime Rate Floor: 3.46%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
7.00% - 7.99%
1 263,711.51 0.02% 0 0.00 0.00% 1 263,711.51 0.05%
8.00% - 8.99%
9 4,115,258.63 0.26% 4 3,037,953.01 0.28% 5 1,077,305.62 0.21%
9.00% - 9.99%
4,337 1,560,570,749.30 96.88% 2,477 1,073,598,391.59 97.29% 1,860 486,972,357.71 95.97%
10.00% - 10.99%
42 13,540,604.89 0.84% 21 7,224,793.81 0.65% 21 6,315,811.08 1.24%
11.00% - 11.99%
78 28,362,328.56 1.76% 39 16,822,149.47 1.52% 39 11,540,179.09 2.27%
12.00% - 12.99%
10 3,351,877.51 0.21% 6 2,378,000.79 0.22% 4 973,876.72 0.19%
13.00% - 13.99%
1 267,340.70 0.02% 0 0.00 0.00% 1 267,340.70 0.05%
18.00% - 18.99%
1 408,426.70 0.03% 1 408,426.70 0.04% 0 0.00 0.00%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 9.99%
Group 2 Weighted Average Lifetime Rate Ceiling: 10.01%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
4,479 1,610,880,297.80 100.00% 2,548 1,103,469,715.37 100.00% 1,931 507,410,582.43 100.00%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
4,479 1,610,880,297.80 100.00% 2,548 1,103,469,715.37 100.00% 1,931 507,410,582.43 100.00%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
10 4,161,659.69 0.26% 10 4,161,659.69 0.38% 0 0.00 0.00%
1 Year MTA
4,457 1,602,414,138.33 99.47% 2,526 1,095,003,555.90 99.23% 1,931 507,410,582.43 100.00%
Cost of Funds
12 4,304,499.78 0.27% 12 4,304,499.78 0.39% 0 0.00 0.00%
Total
4,479
1,610,880,297.80
100.00%
2,548
1,103,469,715.37
100.00%
1,931
507,410,582.43
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
201 71,752,020.23 3.86% 95 36,958,716.66 2.74% 106 34,793,303.57 6.86%
3 Units
42 18,609,983.97 1.00% 30 15,026,845.51 1.11% 12 3,583,138.46 0.71%
4 Units
41 16,508,906.41 0.89% 28 12,011,140.27 0.89% 13 4,497,766.14 0.89%
Condominium
397 118,867,180.61 6.40% 198 69,881,801.89 5.18% 199 48,985,378.72 9.65%
High Rise Condo
16 8,296,619.12 0.45% 16 8,296,619.12 0.61% 0 0.00 0.00%
Low Rise Condo
166 33,459,323.27 1.80% 166 33,459,323.27 2.48% 0 0.00 0.00%
Mid Rise Condo
3 871,016.38 0.05% 3 871,016.38 0.06% 0 0.00 0.00%
Planned Unit Development
915 349,518,511.10 18.83% 646 277,995,627.31 20.60% 269 71,522,883.79 14.10%
Single Family
3,546 1,225,162,239.42 65.99% 2,252 890,291,350.83 65.99% 1,294 334,870,888.59 66.00%
Townhouse
55 13,566,016.12 0.73% 17 4,408,792.96 0.33% 38 9,157,223.16 1.80%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
74 22,570,428.34 1.22% 58 18,122,460.72 1.34% 16 4,447,967.62 0.88%
2006
5,308 1,834,041,388.29 98.78% 3,393 1,331,078,773.48 98.66% 1,915 502,962,614.81 99.12%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Year of First Payment Date
Year

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 14.99%
5 503,444.89 0.03% 1 104,747.55 0.01% 4 398,697.34 0.08%
100.0% - 105.0%
2 1,020,830.17 0.05% 2 1,020,830.17 0.08% 0 0.00 0.00%
15.00% - 19.99%
6 765,022.41 0.04% 2 200,483.51 0.01% 4 564,538.90 0.11%
20.00% - 24.99%
6 914,480.13 0.05% 2 356,193.74 0.03% 4 558,286.39 0.11%
25.00% - 29.99%
25 4,438,553.71 0.24% 10 2,041,506.31 0.15% 15 2,397,047.40 0.47%
30.00% - 34.99%
34 7,322,347.69 0.39% 17 4,035,232.37 0.30% 17 3,287,115.32 0.65%
35.00% - 39.99%
38 9,152,962.87 0.49% 25 6,509,474.53 0.48% 13 2,643,488.34 0.52%
40.00% - 44.99%
66 22,368,328.72 1.20% 27 12,779,422.22 0.95% 39 9,588,906.50 1.89%
45.00% - 49.99%
79 27,972,131.22 1.51% 38 17,799,725.30 1.32% 41 10,172,405.92 2.00%
50.00% - 54.99%
124 44,746,085.94 2.41% 70 32,649,493.63 2.42% 54 12,096,592.31 2.38%
55.00% - 59.99%
175 56,803,453.28 3.06% 90 35,932,607.90 2.66% 85 20,870,845.38 4.11%
60.00% - 64.99%
206 78,249,414.27 4.21% 110 53,725,326.40 3.98% 96 24,524,087.87 4.83%
65.00% - 69.99%
350 137,074,062.00 7.38% 188 93,677,104.13 6.94% 162 43,396,957.87 8.55%
70.00% - 74.99%
540 217,235,011.64 11.70% 282 144,913,199.87 10.74% 258 72,321,811.77 14.25%
75.00% - 79.99%
1,073 395,716,536.36 21.31% 650 280,920,690.53 20.82% 423 114,795,845.83 22.62%
80.00% - 84.99%
2,336 765,734,013.27 41.24% 1,683 591,379,514.66 43.83% 653 174,354,498.61 34.36%
85.00% - 89.99%
81 22,865,034.97 1.23% 58 17,536,044.66 1.30% 23 5,328,990.31 1.05%
90.00% - 94.99%
156 41,415,556.78 2.23% 119 32,194,902.61 2.39% 37 9,220,654.17 1.82%
95.00% - 99.99%
80 22,314,546.31 1.20% 77 21,424,734.11 1.59% 3 889,812.20 0.18%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 75
Group 2 Weighted Average LTV: 73
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,189 1,355,385,100.14 73.00% 2,521 917,994,837.38 68.04% 1,668 437,390,262.76 86.20%
457 - 480
1,193 501,226,716.49 27.00% 930 431,206,396.82 31.96% 263 70,020,319.67 13.80%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 395
Group 2 Weighted Average Remaining Amortization Months: 374
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,284 1,378,283,822.82 74.24% 2,616 940,893,560.06 69.74% 1,668 437,390,262.76 86.20%
457 - 480
1,098 478,327,993.81 25.76% 835 408,307,674.14 30.26% 263 70,020,319.67 13.80%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 393
Group 2 Weighted Average Remaining Months: 374

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,189 1,355,385,100.14 73.00% 2,521 917,994,837.38 68.04% 1,668 437,390,262.76 86.20%
457 - 480
1,193 501,226,716.49 27.00% 930 431,206,396.82 31.96% 263 70,020,319.67 13.80%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 398
Group 2 Weighted Average Original Amortization Months: 377
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,284 1,378,283,822.82 74.24% 2,616 940,893,560.06 69.74% 1,668 437,390,262.76 86.20%
457 - 480
1,098 478,327,993.81 25.76% 835 408,307,674.14 30.26% 263 70,020,319.67 13.80%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 396
Group 2 Weighted Average Original Remaining Months: 377

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
4 1,681,692.88 0.09% 2 1,051,112.43 0.08% 2 630,580.45 0.12%
ALASKA
8 1,623,455.47 0.09% 1 131,718.95 0.01% 7 1,491,736.52 0.29%
ARIZONA
171 45,032,674.00 2.43% 94 28,111,117.20 2.08% 77 16,921,556.80 3.33%
ARKANSAS
4 575,882.36 0.03% 3 448,342.64 0.03% 1 127,539.72 0.03%
CALIFORNIA
2,280 974,741,391.40 52.50% 1,537 751,802,968.80 55.72% 743 222,938,422.60 43.94%
COLORADO
68 16,496,525.79 0.89% 34 8,871,026.55 0.66% 34 7,625,499.24 1.50%
CONNECTICUT
37 11,231,334.10 0.60% 22 7,656,285.78 0.57% 15 3,575,048.32 0.70%
DELAWARE
8 2,686,903.50 0.14% 6 2,191,782.32 0.16% 2 495,121.18 0.10%
DISTRICT OF COLUMBIA
16 4,330,998.71 0.23% 7 2,282,943.19 0.17% 9 2,048,055.52 0.40%
FLORIDA
607 164,000,884.23 8.83% 364 112,267,591.34 8.32% 243 51,733,292.89 10.20%
GEORGIA
56 11,504,223.79 0.62% 42 8,775,610.94 0.65% 14 2,728,612.85 0.54%
HAWAII
51 22,427,618.72 1.21% 19 10,673,110.25 0.79% 32 11,754,508.47 2.32%
IDAHO
39 9,020,708.69 0.49% 29 7,021,710.83 0.52% 10 1,998,997.86 0.39%
ILLINOIS
126 35,150,697.73 1.89% 82 24,405,721.91 1.81% 44 10,744,975.82 2.12%
INDIANA
11 1,858,818.11 0.10% 8 1,264,993.86 0.09% 3 593,824.25 0.12%
KANSAS
6 1,546,101.55 0.08% 6 1,546,101.55 0.11% 0 0.00 0.00%
KENTUCKY
3 339,852.14 0.02% 1 91,314.93 0.01% 2 248,537.21 0.05%
LOUISIANA
6 1,541,767.95 0.08% 4 1,066,745.99 0.08% 2 475,021.96 0.09%
MAINE
6 1,066,132.68 0.06% 0 0.00 0.00% 6 1,066,132.68 0.21%
MARYLAND
200 67,735,888.57 3.65% 118 47,289,933.31 3.51% 82 20,445,955.26 4.03%
MASSACHUSETTS
73 24,987,774.39 1.35% 43 17,121,885.51 1.27% 30 7,865,888.88 1.55%
MICHIGAN
116 22,565,172.04 1.22% 97 19,257,504.36 1.43% 19 3,307,667.68 0.65%
MINNESOTA
135 36,550,783.06 1.97% 112 31,252,493.48 2.32% 23 5,298,289.58 1.04%
MISSISSIPPI
6 570,801.72 0.03% 5 455,132.50 0.03% 1 115,669.22 0.02%
MISSOURI
47 7,995,683.14 0.43% 32 5,067,264.62 0.38% 15 2,928,418.52 0.58%
MONTANA
5 3,135,442.17 0.17% 2 2,551,374.89 0.19% 3 584,067.28 0.12%
NEVADA
174 49,331,900.88 2.66% 109 33,691,461.28 2.50% 65 15,640,439.60 3.08%
NEW HAMPSHIRE
5 1,950,401.44 0.11% 4 1,818,583.21 0.13% 1 131,818.23 0.03%
NEW JERSEY
231 79,619,227.86 4.29% 127 51,362,135.93 3.81% 104 28,257,091.93 5.57%
NEW MEXICO
9 2,788,500.07 0.15% 4 1,752,068.80 0.13% 5 1,036,431.27 0.20%
NEW YORK
180 71,952,365.21 3.88% 99 46,425,290.16 3.44% 81 25,527,075.05 5.03%
NORTH CAROLINA
23 7,277,064.90 0.39% 15 5,455,305.21 0.40% 8 1,821,759.69 0.36%
NORTH DAKOTA
1 50,374.29 0.00% 1 50,374.29 0.00% 0 0.00 0.00%
OHIO
53 9,845,400.20 0.53% 43 8,211,353.59 0.61% 10 1,634,046.61 0.32%
OKLAHOMA
10 2,106,779.11 0.11% 7 1,801,887.38 0.13% 3 304,891.73 0.06%
OREGON
49 13,642,902.61 0.73% 21 7,195,745.50 0.53% 28 6,447,157.11 1.27%
PENNSYLVANIA
53 12,796,676.38 0.69% 25 7,119,495.03 0.53% 28 5,677,181.35 1.12%
RHODE ISLAND
9 2,390,638.55 0.13% 4 1,443,049.17 0.11% 5 947,589.38 0.19%
SOUTH CAROLINA
21 8,594,962.17 0.46% 14 7,126,378.17 0.53% 7 1,468,584.00 0.29%
TENNESSEE
11 2,599,475.37 0.14% 9 2,072,077.92 0.15% 2 527,397.45 0.10%
TEXAS
112 16,052,311.32 0.86% 105 14,931,970.50 1.11% 7 1,120,340.82 0.22%
UTAH
40 7,908,716.55 0.43% 30 5,881,617.68 0.44% 10 2,027,098.87 0.40%
VIRGINIA
188 66,043,155.50 3.56% 92 41,261,913.77 3.06% 96 24,781,241.73 4.88%
WASHINGTON
99 26,150,049.42 1.41% 56 15,794,086.44 1.17% 43 10,355,962.98 2.04%
WEST VIRGINIA
4 702,920.99 0.04% 3 460,329.10 0.03% 1 242,591.89 0.05%
WISCONSIN
19 4,152,097.69 0.22% 11 2,433,635.71 0.18% 8 1,718,461.98 0.34%
WYOMING
2 256,687.23 0.01% 2 256,687.23 0.02% 0 0.00 0.00%
Total
5,382
1,856,611,816.63
100.00%
3,451
1,349,201,234.20
100.00%
1,931
507,410,582.43
100.00%
Geographic Distribution by State
State

Distribution Date: Aug 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEW JERSEY
MARYLAND
NEW YORK
VIRGINIA
NEVADA
MINNESOTA
ARIZONA
ILLINOIS
MICHIGAN
MASSACHUSETTS
WASHINGTON
TEXAS
HAWAII
COLORADO
GEORGIA
OHIO
CONNECTICUT
OREGON
SOUTH CAROLINA
PENNSYLVANIA
IDAHO
UTAH
NORTH CAROLINA
MISSOURI
MONTANA
WISCONSIN
DISTRICT OF
COLUMBIA
DELAWARE
TENNESSEE
NEW HAMPSHIRE
OKLAHOMA
NEW MEXICO
KANSAS
RHODE ISLAND
INDIANA
LOUISIANA
ALABAMA
WEST VIRGINIA
MISSISSIPPI
ARKANSAS
WYOMING
ALASKA
KENTUCKY
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
NEW JERSEY
NEW YORK
VIRGINIA
MARYLAND
ARIZONA
NEVADA
HAWAII
ILLINOIS
WASHINGTON
MASSACHUSETTS
COLORADO
OREGON
PENNSYLVANIA
MINNESOTA
CONNECTICUT
MICHIGAN
MISSOURI
GEORGIA
DISTRICT OF
COLUMBIA
UTAH
IDAHO
NORTH CAROLINA
WISCONSIN
OHIO
ALASKA
SOUTH CAROLINA
TEXAS
MAINE
NEW MEXICO
RHODE ISLAND
ALABAMA
INDIANA
MONTANA
TENNESSEE
DELAWARE
LOUISIANA
OKLAHOMA
KENTUCKY
WEST VIRGINIA
NEW HAMPSHIRE
ARKANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Aug 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,365
1,849,792,013.73
99.63%
1,847,411,652.28
17
6,819,802.90
0.37%
6,762,016.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,382
1,856,611,816.63
1,854,173,669.23
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,365
1,849,792,013.73
99.63%
1,847,411,652.28
17
6,819,802.90
0.37%
6,762,016.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,382
1,856,611,816.63
100.00%
1,854,173,669.23
All Groups
Current
30 - 59
days
Current 99.6%
30 - 59 days 0.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,438
1,343,560,252.03
99.58%
1,341,594,083.17
13
5,640,982.17
0.42%
5,596,230.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,451
1,349,201,234.20
1,347,190,313.28
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,438
1,343,560,252.03
99.58%
1,341,594,083.17
13
5,640,982.17
0.42%
5,596,230.11
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,451
1,349,201,234.20
100.00%
1,347,190,313.28
Group 1
Current
30 - 59 days
Current 99.6%
30 - 59 days 0.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Aug 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,927
506,231,761.70
99.77%
505,817,569.11
4
1,178,820.73
0.23%
1,165,786.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,931
507,410,582.43
506,983,355.95
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,927
506,231,761.70
99.77%
505,817,569.11
4
1,178,820.73
0.23%
1,165,786.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,931
507,410,582.43
100.00%
506,983,355.95
Group 2
Current
30 - 59 days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Aug 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
17 6,819,802.90 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
17
6,819,802.90
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
17
6,819,802.90
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
17
6,819,802.90
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 5,640,982.17 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
5,640,982.17
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
5,640,982.17
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
5,640,982.17
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
4 1,178,820.73 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,178,820.73
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
4
1,178,820.73
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
4
1,178,820.73
100.00%
Group 2
82.71
0.00
0.00
0.00
17.29
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
82.71
0.00
0.00
0.00
17.29
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Aug 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
Count
Balance ($)
30 - 59 days
17 6,819,802.90
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
8/
1/
20
06
Balance
(
$
)
30 - 59 days

Distribution Date: Aug 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
Count
Balance ($)
30 - 59 days
13 5,640,982.17
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Balance
(
$
)
30 - 59 days

Distribution Date: Aug 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
Count
Balance ($)
30 - 59 days
4 1,178,820.73
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Balance
(
$
)
30 - 59 days

Distribution Date: Aug 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
Percentage
Amount ($)
4.34%
4,985,600.81
4.38%
1,895,219.08
4.35%
6,880,819.89
Life CPR
Percentage
Amount ($)
4.34% 4.38% 4.35%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Group 1
Group 2
Total
Amount ($)

Distribution Date: Aug 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Aug 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Aug 25, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Aug 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
11 4,589,496.00 4,624,060.17 0.00 1,351,695,487.50
GROUP 2
7 1,732,500.00 1,747,439.76 0.00 508,863,922.10
TOTAL:
18
6,321,996.00
6,371,499.93
0.00
0.34%
99.66%
1
0.34%
99.66%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120999933 200,000.00 201,238.79 201,895.18 0.00 0.00 0.00 Voluntary PIF
07/27/2006
0.00 7.750%
6,199.98
121001895 168,000.00 168,692.67 169,255.86 0.00 0.00 0.00 Voluntary PIF
07/12/2006
0.00 8.125%
1,516.68
121003164 205,500.00 205,651.95 206,319.15 0.00 0.00 0.00 Voluntary PIF
07/05/2006
0.00 7.750%
6,370.50
121003404 210,000.00 210,111.67 210,749.43 0.00 0.00 0.00 Voluntary PIF
07/27/2006
0.00 7.500%
6,300.00
121111199 970,000.00 972,126.94 975,937.52 0.00 0.00 0.00 Voluntary PIF
07/18/2006
0.00 7.875%
0.00
121119978 436,000.00 437,646.97 439,071.09 0.00 0.00 0.00 Voluntary PIF
07/13/2006
0.00 7.750%
3,754.46
121209308 444,000.00 449,570.51 451,373.72 0.00 0.00 0.00 Voluntary PIF
07/07/2006
0.00 8.625%
14,963.65
121209316 508,000.00 514,588.05 516,706.32 0.00 0.00 0.00 Voluntary PIF
07/14/2006
0.00 8.750%
17,721.71
121253066 544,000.00 544,986.31 546,338.55 0.00 0.00 0.00 Voluntary PIF
07/19/2006
0.00 7.375%
0.00
121253918 295,996.00 297,980.81 298,911.72 0.00 0.00 0.00 Voluntary PIF
07/19/2006
0.00 8.125%
0.00
32969404 608,000.00 608,000.00 607,501.63 0.00 0.00 0.00 Repurchase 498.37 7.000%
0.00
Total:
11
4,589,496.00
4,610,594.67
498.37
4,624,060.17
0.00
0.00
0.00
56,826.98
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121203889 305,000.00 308,826.60 310,065.29 0.00 0.00 0.00 Voluntary PIF
07/31/2006
0.00 8.625%
10,687.52
121203947 202,500.00 202,907.39 203,629.92 0.00 0.00 0.00 Voluntary PIF
07/06/2006
0.00 8.125%
6,468.43
121205371 189,000.00 190,450.27 191,131.88 0.00 0.00 0.00 Voluntary PIF
07/28/2006
0.00 8.125%
6,201.42
121238745 200,000.00 200,000.00 199,607.27 0.00 0.00 0.00 Voluntary PIF
07/31/2006
392.73 2.200%
0.00
121244990 220,000.00 221,539.69 222,353.99 0.00 0.00 0.00 Voluntary PIF
07/07/2006
0.00 8.382%
0.00
121246656 360,000.00 363,908.85 365,214.92 0.00 0.00 0.00 Voluntary PIF
07/11/2006
0.00 8.125%
11,858.80

Distribution Date: Aug 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121247795 256,000.00 256,000.00 255,436.49 0.00 0.00 0.00 Voluntary PIF
07/31/2006
563.51 1.500%
0.00
Total:
7
1,732,500.00
1,743,632.80
956.24
1,747,439.76
0.00
0.00
0.00
35,216.17

Distribution Date: Aug 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Aug 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #